Investments (Details 24) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	$ 60	$ 14	$ 400
Equity Securities [Member]
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	(60)	(14)	(400)
Non-redeemable preferred stock [Member]
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	38	7	333
Common Stock
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	22	7	67
Financial Services Industry [Member]
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	38	3	340
Perpetual hybrid securities [Member]
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	38	3	310
Common and remaining non-redeemable preferred stock [Member]
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	0	0	30
Other industries [Member]
Entity Sector Industry Classifications [Abstract]
Equity securities other than temporary impairment losses recognized in earnings	$ 22	$ 11	$ 60